Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events
Subsequent Events	Note 8 - Subsequent Events to the Balance Sheet Date No events have occurred subsequent to the balance sheet date that could significantly affect the financial statements as of June 30, 2021.